Note 18: Segment Financial Data (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Total net sales	$ 14,966,000,000	$ 14,804,000,000	$ 15,076,000,000	$ 13,344,000,000	$ 14,864,000,000	$ 13,620,000,000	$ 13,802,000,000	$ 12,040,000,000	$ 58,190,000,000	$ 54,326,000,000	$ 52,425,000,000
Operating profit									8,099,000,000	7,186,000,000	6,377,000,000
Total Assets	61,452,000,000				58,493,000,000				61,452,000,000	58,493,000,000	55,762,000,000
United States Export Sales									7,957,000,000	7,296,000,000	6,996,000,000
United States Government Sales									9,831,000,000	9,900,000,000	9,278,000,000
Capital expenditures									983,000,000	865,000,000	826,000,000
Depreciation and amortization									1,347,000,000	1,356,000,000	1,258,000,000
Fixed assets, net	6,201,000,000				6,280,000,000				6,201,000,000	6,280,000,000	6,364,000,000
US
Segment Reporting Information [Line Items]
Total net sales									30,438,000,000	28,911,000,000	27,990,000,000
Entity Wide Disclosure On Geographic Areas Operating Profit From External Customers Attributed To Individual Foreign Countries Amount									4,586,000,000	4,112,000,000	3,771,000,000
Fixed Assets, net	2,974,000,000				3,013,000,000				2,974,000,000	3,013,000,000	3,096,000,000
Europe [Member]
Segment Reporting Information [Line Items]
Total net sales									12,601,000,000	11,957,000,000	12,216,000,000
Entity Wide Disclosure On Geographic Areas Operating Profit From External Customers Attributed To Individual Foreign Countries Amount									2,136,000,000	1,872,000,000	1,743,000,000
Fixed Assets, net	1,210,000,000				1,282,000,000				1,210,000,000	1,282,000,000	1,346,000,000
United States Export Sales									2,310,000,000	1,918,000,000	2,089,000,000
Asia Pacific [Member]
Segment Reporting Information [Line Items]
Total net sales									9,394,000,000	7,986,000,000	7,173,000,000
Entity Wide Disclosure On Geographic Areas Operating Profit From External Customers Attributed To Individual Foreign Countries Amount									1,513,000,000	1,229,000,000	990,000,000
Fixed Assets, net	883,000,000				839,000,000				883,000,000	839,000,000	845,000,000
United States Export Sales									2,506,000,000	2,688,000,000	2,430,000,000
Other Geographic Regions [Member]
Segment Reporting Information [Line Items]
Total net sales									5,380,000,000	5,374,000,000	4,991,000,000
Entity Wide Disclosure On Geographic Areas Operating Profit From External Customers Attributed To Individual Foreign Countries Amount									713,000,000	759,000,000	476,000,000
Fixed Assets, net	760,000,000				804,000,000				760,000,000	804,000,000	714,000,000
United States Export Sales									3,141,000,000	2,690,000,000	2,477,000,000
Geographical Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Total net sales									377,000,000	98,000,000	55,000,000
Entity Wide Disclosure On Geographic Areas Operating Profit From External Customers Attributed To Individual Foreign Countries Amount									(849,000,000)	(786,000,000)	(603,000,000)
Fixed Assets, net	374,000,000				342,000,000				374,000,000	342,000,000	363,000,000
Otis [Member]
Segment Reporting Information [Line Items]
Total net sales									12,437,000,000	11,579,000,000	11,723,000,000
Operating profit									2,815,000,000	2,575,000,000	2,447,000,000
Total Assets	8,717,000,000				8,097,000,000				8,717,000,000	8,097,000,000	7,908,000,000
Capital Expenditures									75,000,000	55,000,000	67,000,000
Depreciation and Amortization									223,000,000	211,000,000	204,000,000
Carrier [Member]
Segment Reporting Information [Line Items]
Total net sales									11,969,000,000	11,386,000,000	11,335,000,000
Operating profit									1,520,000,000	1,062,000,000	740,000,000
Total Assets	9,432,000,000				9,472,000,000				9,432,000,000	9,472,000,000	9,804,000,000
Capital Expenditures									189,000,000	138,000,000	90,000,000
Depreciation and Amortization									164,000,000	183,000,000	191,000,000
UTC Fire and Security [Member]
Segment Reporting Information [Line Items]
Total net sales									6,895,000,000	6,490,000,000	5,503,000,000
Operating profit									692,000,000	714,000,000	493,000,000
Total Assets	12,198,000,000				12,365,000,000				12,198,000,000	12,365,000,000	10,304,000,000
Capital Expenditures									116,000,000	96,000,000	72,000,000
Depreciation and Amortization									268,000,000	274,000,000	214,000,000
Pratt and Whitney [Member]
Segment Reporting Information [Line Items]
Total net sales									13,430,000,000	12,935,000,000	12,392,000,000
Operating profit									1,999,000,000	1,987,000,000	1,835,000,000
Total Assets	10,705,000,000				10,139,000,000				10,705,000,000	10,139,000,000	10,063,000,000
Capital Expenditures									290,000,000	321,000,000	288,000,000
Depreciation and Amortization									332,000,000	340,000,000	329,000,000
United States Government Sales									3,696,000,000	4,081,000,000	3,942,000,000
Hamilton Sundstrand [Member]
Segment Reporting Information [Line Items]
Total net sales									6,150,000,000	5,608,000,000	5,560,000,000
Operating profit									1,082,000,000	918,000,000	857,000,000
Total Assets	8,593,000,000				8,540,000,000				8,593,000,000	8,540,000,000	8,509,000,000
Capital Expenditures									163,000,000	117,000,000	114,000,000
Depreciation and Amortization									172,000,000	172,000,000	174,000,000
United States Government Sales									1,043,000,000	1,137,000,000	1,230,000,000
Sikorsky [Member]
Segment Reporting Information [Line Items]
Total net sales									7,355,000,000	6,684,000,000	6,287,000,000
Operating profit									840,000,000	716,000,000	608,000,000
Total Assets	4,628,000,000				4,521,000,000				4,628,000,000	4,521,000,000	4,167,000,000
Capital Expenditures									92,000,000	108,000,000	95,000,000
Depreciation and Amortization									84,000,000	83,000,000	68,000,000
United States Government Sales									4,967,000,000	4,529,000,000	3,979,000,000
Total Segments [Member]
Segment Reporting Information [Line Items]
Total net sales									58,236,000,000	54,682,000,000	52,800,000,000
Operating profit									8,948,000,000	7,972,000,000	6,980,000,000
Capital Expenditures									925,000,000	835,000,000	726,000,000
Depreciation and Amortization									1,243,000,000	1,263,000,000	1,180,000,000
Eliminations and other [Member]
Segment Reporting Information [Line Items]
Total net sales									(46,000,000)	(356,000,000)	(375,000,000)
Operating profit									(430,000,000)	(409,000,000)	(255,000,000)
Total Assets	7,179,000,000				5,359,000,000				7,179,000,000	5,359,000,000	5,007,000,000
Capital Expenditures									58,000,000	30,000,000	100,000,000
Depreciation and Amortization									104,000,000	93,000,000	78,000,000
General corporate expenses [Member]
Segment Reporting Information [Line Items]
Total net sales									0	0	0
Operating profit									(419,000,000)	(377,000,000)	(348,000,000)
Other Segments [Member]
Segment Reporting Information [Line Items]
United States Government Sales									$ 125,000,000	$ 153,000,000	$ 127,000,000